Subsequent Events - Additional Information (Detail)	Feb. 19, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding	2,108,542
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	1,114,918,734
Rights outstanding	2,108,542